Adoption of new and revised standards	12 Months Ended
Dec. 31, 2024
Disclosure of initial application of standards or interpretations [abstract]
Adoption of new and revised standards	Adoption of new and revised standards
New and amended IFRS Accounting Standards that are effective for the current year
In the current year, the Group has applied a number of amendments to IFRS Accounting Standards issued by the IASB that are mandatorily effective for an accounting period that begins on or after January 1, 2024. Their adoption has not had any material impact on the disclosures or on the amounts reported in these consolidated financial statements.

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IAS 1	Non-current Liabilities with Covenants
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements
The application of the amendments to IFRS Accounting Standards in the current year has had no material impact on the Group's financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.
New and amendments to IFRS Accounting Standards in issue but not yet effective
At the date of authorization of these consolidated financial statements, the Group has not applied the following new and amended IFRS Accounting Standards that have been issued but are not yet effective.

Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments[3]
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity[3]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[1]
Amendments to IFRS Accounting Standards	Annual Improvements to IFRS Accounting Standards - Volume 11[3]
Amendments to IAS 21	Lack of Exchangeability[2]
IFRS 18	Presentation and Disclosure in Financial Statements[4]

[1] Effective for annual periods beginning on or after a date to be determined
[2]    Effective for annual periods beginning on or after 1 January 2025
[3] Effective for annual periods beginning on or after 1 January 2026
[4] Effective for annual periods beginning on or after 1 January 2027
Except for the adoption of the IFRS Accounting Standards mentioned below, the directors of the Company anticipate that the application of all other new and amendments to IFRS Accounting Standards will have no material impact on the consolidated financial statements in the foreseeable future.
IFRS 18 Presentation and Disclosures in Financial Statements ("IFRS 18")
IFRS 18 sets out requirements on presentation and disclosures in financial statements, will replace IAS 1 Presentation of Financial Statements ("IAS 1"). This new IFRS Accounting Standard, while carrying forward many of the requirements in IAS 1, introduces new requirements to present specified categories and defined subtotals in the statement of profit or loss; provide disclosures on management-defined performance measures in the notes to the financial statements and improve aggregation and disaggregation of information to be disclosed in the financial statements. In addition, some IAS 1 paragraphs have been moved to IAS 8 and IFRS 7. Minor amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share are also made. IFRS 18, and amendments to other standards, will be effective for annual periods beginning on or after January 1, 2027, with early application permitted. The application of the new standard is expected to affect the presentation of the statement of profit or loss and disclosures in the future financial statements. The Group is in the process of assessing the detailed impact of IFRS 18 on the Group’s consolidated financial statements.